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                                  John Hancock

                                  Cash
                                    RESERVE, INC.

SEMI
ANNUAL
REPORT

6.30.01



                        [LOGO]   John Hancock
                               -----------------
                               JOHN HANCOK FUNDS

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


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[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
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Table of contents
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Your fund at a glance
page 1
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Managers' report
page 2
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Fund's investments
page 5
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Financial statements
page 7
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For your information
page 17
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Dear Fellow Shareholders,

The U.S. stock market has had a rough beginning in 2001, as last year's downward spiral continued due to growing concern over the slowing economy and a parade of disappointing earnings announcements. The Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, fell by 6.69% in the first six months of the year. The Federal Reserve aggressively began to attack the economic slowdown with interest-rate cuts totaling 2.75 percentage points between January and the end of June. By April, investors began to believe the worst might be over, prompting a sharp stock rally that month. Bonds wound up outperforming stocks overall.

Even with the spring upturn, the stock market remains indecisive, as investors try to get a clearer sense of the timetable for economic and corporate recovery. More than ever, this is a time to keep a long-term investment perspective and check in with your investment professional to ensure that your portfolio is adequately diversified.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new version will make the task easier and more meaningful.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

Over the last six months

[] The economy slowed and the stock market remained volatile, producing negative results.

[] The Federal Reserve cut interest rates six times, totaling 2.75 percentage points, and money-market yields fell accordingly.

[] The Fund lengthened its maturity to lock in higher yields.

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[Bar chart with heading "John Hancock Cash Reserve, Inc.". Under the heading is a note that reads "Fund performance for the six months ended June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.12% total return for John Hancock Cash Reserve, Inc. A note below the chart reads "The total return is at net asset value with all distributions reinvested."]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of June 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 4% at the top. The first bar represents the 3.32% total return for 7-day effective yield."]
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YOUR FUND AT A GLANCE

The Fund seeks maximum current income consistent with capital preservation and liquidity. It invests only in high-quality money-market instruments and seeks to maintain a stable share price of $1.

              By Dawn M. Baillie, for the Portfolio Management Team

                                  John Hancock
                                  Cash Reserve, Inc.

MANAGERS' REPORT

Money market yields fell in the first six months of 2001, as the Federal Reserve embarked on an aggressive program to cut short-term interest rates to prevent the economy from slipping into recession. With the economy slowing precipitously, the Fed stepped in beginning in January, cutting the federal funds rate by half a percentage point in a surprise move between its regularly scheduled meetings. The effects of the slowing economy began to show up in earnest in the form of corporate earnings disappointments, sending the stock market reeling. The Fed cut rates five more times through the end of June, sending the federal funds rate that banks charge each other for overnight loans from 6.50% at the start of the year to 3.75% by the end of June - the lowest level in more than seven years. The first five cuts were for one half a percentage point each, and the last one in June was for one-quarter percentage point, an indication that the Fed could be winding down its rate-cut, or easing, cycle. Money market yields fell in this period, since the federal funds rate is also a key pricing benchmark for money market securities.

"...we paid particular attention to buying and holding only the highest-quality top-tier securities."

FUND PERFORMANCE

On June 30, 2001, John Hancock Cash Reserve, Inc. had a 7-day effective yield of 3.32%. By comparison, the average taxable money-market fund had a 7-day effective yield of 3.38%, according to Lipper, Inc. For the six months ended June 30, 2001, the Fund had a total return of 2.12% at net asset value, compared with the 2.23% return of the average money market fund, according to Lipper.1

LENGTHENING MATURITY

As it became evident from the start of 2001 that the Fed, with its concerns about a too-slow economy, would continue to cut rates, we began to lengthen the Fund's average maturity to lock in higher-yielding securities for a longer time. Although the Fed clearly remained on its easing path, we kept the Fund's maturity at our peers' average. As is typically the case during an economic downturn, there are increased concerns about corporate defaults and credit downgrades, so money market funds typically scale back their exposure to longer-dated credits. In fact, we paid particular attention to buying and holding only the highest-quality top-tier securities.

UNCERTAINTY AHEAD

The Fed appears to be slowing down, or even nearing the end of, its rate-cut cycle, as it waits to see the full impact of the steps it has already taken this year. But it has maintained its easing bias and not yet declared victory in its efforts to avert a recession, instead indicating it still has concerns about the economy's ongoing weakness. The Fed's stance will undoubtedly remain the same until there are clearer signs of an upturn in both the U.S. and global economies, where a slowdown has weighed on the U.S. economy. Other key elements to watch for are a rebound in corporate earnings growth and corporate capital spending, which has ground to a halt. In this uncertain environment, we'll keep the Fund's maturity in line with, if not slightly shorter than, our peers, until we have a clearer sense of the economy's health. As always, we will also continue to focus on

"The Fed appears to be slowing down, or even nearing the end of, its rate-cut cycle..."

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[A photo of Team leader Dawn Baillie flush right next to first paragraph.]
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                                                                               3
providing the Fund with a competitive yield and on preserving stability of principal.

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[Pie chart in middle of page with heading "Types of investments in the Fund As of June 30, 2001." The chart is divided into two sections (from top to left):
U.S. government obligations 81%, and Joint repurchase agreement 19%. ]
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This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

FINANCIAL STATEMENTS

This schedule is a complete list of all securities owned by the Fund. It has two main categories: U.S. government obligations.


FUND'S INVESTMENTS

Securities owned
by the Fund on
June 30, 2001
(unaudited).



                                              INTEREST        QUALITY         PAR VALUE
ISSUER, DESCRIPTION                           RATE            RATING*        (000S OMITTED)           VALUE
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS  81.24%                                                             $15,766,028
-----------------------------------------------------------------------------------------------------------
(Cost $15,766,028)

Governmental - U.S. Agencies  81.24%                                                            $15,766,028
Federal Home Loan Bank
 7/2/01                                        3.940%           Tier 1          $2,402            2,401,737
Federal Home Loan Bank
 11/15/01                                      7.125            Tier 1           1,000            1,012,619
Federal Home Loan Bank
 12/28/01                                      6.000            Tier 1           1,000            1,009,311
Federal Home Loan Bank
 2/25/02                                       5.000            Tier 1             700              705,045
Federal Home Loan Mortgage Assn.
 7/16/01                                       4.650            Tier 1           2,000            1,996,125
Federal Home Loan Mortgage Assn.
 7/19/01                                       4.150            Tier 1             500              498,963
Federal Home Loan Mortgage Assn.
 7/19/01                                       5.100            Tier 1           1,000              997,535
Federal Home Loan Mortgage Assn.
 8/23/01                                       3.820            Tier 1           2,850            2,833,972
Federal Home Loan Mortgage Assn.
 9/19/01                                       7.900            Tier 1           2,000            2,017,280
Federal National Mortgage Assn.
 7/12/01                                       4.610            Tier 1             300              299,577


                                                                                     See notes to
                                                                                     financial statements.

                                                                                                      5




                                              INTEREST        QUALITY         PAR VALUE
ISSUER, DESCRIPTION                           RATE            RATING*        (000S OMITTED)           VALUE

Governmental - U.S. Agencies  (continued)
Federal National Mortgage Assn.
 7/20/01                                       4.130%           Tier 1          $1,000             $997,820
Federal National Mortgage Assn.
 8/2/01                                        4.450            Tier 1           1,000              996,044


                                                              INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                           RATE           (000S OMITTED)           VALUE

-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT  19.94%                                                               $3,871,000
-----------------------------------------------------------------------------------------------------------
(Cost $3,871,000)
Investment in a joint repurchase agreement transaction
 with UBS Warburg, Inc. - Dated 06-29-01, due
 07-02-01 (Secured by U.S. Treasury Bond 6.875%
 due 08-15-25 and U.S. Treasury Note 5.625% due
 11-30-02)                                                     3.970%             3,871           3,871,000

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TOTAL INVESTMENTS  101.18%                                                                      $19,637,028
-----------------------------------------------------------------------------------------------------------
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OTHER ASSETS AND LIABILITIES, NET  (1.18%)                                                        ($229,492)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                                                       $19,407,536
-----------------------------------------------------------------------------------------------------------

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

  The percentage shown for each investment category is the total value of that category expressed as a percentage of the total net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

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ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $15,766,028)                              $15,766,028
Joint repurchase agreement (cost $3,871,000)                           3,871,000
Interest receivable                                                       67,569
Other assets                                                              43,091
Total assets                                                          19,747,688

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LIABILITIES
--------------------------------------------------------------------------------
Payable for shares repurchased                                           293,922
Dividend payable                                                           2,042
Payable to affiliates                                                     10,075
Other payables and accrued expenses                                       34,113
Total liabilities                                                        340,152

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NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                       19,407,536
Net assets                                                           $19,407,536

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NET ASSET VALUE PER SHARE
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Based on net asset values and shares outstanding
($19,407,536 O 19,407,536 shares)                                          $1.00

ASSETS AND
LIABILITIES

June 30, 2001
(unaudited).

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value per share.




                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2001
(unaudited).1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

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INVESTMENT INCOME
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Interest                                                                $522,264

Total investment income                                                  522,264

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EXPENSES
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Investment management fee                                                 35,299
Transfer agent fee                                                        23,689
Custodian fee                                                             15,732
Auditing fee                                                               9,467
Printing                                                                   2,714
Accounting and legal services fee                                          1,973
Trustees' fees                                                               397
Registration and filing fees                                                 284
Legal fees                                                                   118
Miscellaneous                                                                 44
Total expenses                                                            89,717
Net investment income                                                    432,547
Increase in net assets from operations                                  $432,547

1Semiannual period from 1-1-01 through 6-30-01.


See notes to
financial statements.

FINANCIAL STATEMENTS

                                         YEAR                   PERIOD
                                         ENDED                  ENDED
                                         12-31-00               6-30-01 1
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INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                    $1,215,615              $432,547
Distributions to shareholders            (1,215,615)             (432,547)
From fund share transactions             (3,190,162)           (1,722,152)

--------------------------------------------------------------------------------
NET ASSETS
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Beginning of period                      24,319,850            21,129,688
End of period                           $21,129,688           $19,407,536

1Semiannual period from 1-1-01 through 6-30-01. Unaudited.

CHANGES IN
NET ASSETS

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund.


                                                           See notes to
                                                           financial statements.

FINANCIAL HIGHLIGHTS

SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.




PERIOD ENDED                     12-31-96     12-31-97      12-31-98    12-31-99   12-31-00   6-30-01 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period               $1.00        $1.00         $1.00        $1.00      $1.00       $1.00
Net investment income2              0.05         0.05          0.05         0.04       0.05        0.02
Less distributions
From net investment income         (0.05)       (0.05)        (0.05)       (0.04)     (0.05)      (0.02)
Net asset value,
 end of period                     $1.00        $1.00         $1.00        $1.00      $1.00       $1.00
Total return3 (%)                   5.00         5.20          4.91         4.47       5.65        2.12 4

-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                       $67          $38           $30          $24        $21         $19
Ratio of expenses
 to average net assets (%)          0.65         0.61          0.75         0.78       0.83       0.895
Ratio of net investment income
 to average net assets (%)          4.85         5.07          4.81         4.38       5.48       4.295

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.
2 Based on the average of the shares outstanding at the end of each period. 3 Assumes dividend reinvestment.
4 Not annualized.
5 Annualized.


See notes to
financial statements.

NOTE A
Accounting policies

John Hancock Cash Reserve, Inc. (the "Fund") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income, consistent with capital preservation and liquidity. On September 10, 1996, the Directors voted to close the fund to new purchases, except shares purchased with reinvested Fund dividends, effective October 1, 1996.

Significant accounting policies of the Fund are as follows:

Valuation of investments

The Fund's portfolio of securities is valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

NOTES TO STATEMENTS

Unaudited.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to 0.35% of the Fund's average daily net assets.

The Fund has a transfer agent agreement with John Hancock Signature
Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford is a director and officer of the Adviser and its affiliates, as well as Director of the Fund. The compensation of unaffiliated Directors is borne by the Fund. The unaffiliated Directors may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of fund share transactions is reported at $1 per share. The Fund has $4,000,000,000 shares authorized with no par value.

                                          YEAR ENDED                PERIOD ENDED
                                          12-31-00                  6-30-01 1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distributions reinvested                  $1,157,381                 $407,868
Repurchased                               (4,347,543)              (2,130,020)
Net decrease                             ($3,190,162)             ($1,722,152)

1 Semiannual period from 1-1-01 through 6-30-01. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2001, aggregated $700,586,027 and $702,427,000, respectively.

The cost of investments owned at June 30, 2001 for federal income tax purposes was $19,637,028.

DIRECTORS
James F. Carlin*
William H. Cunningham
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,
 USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer
INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

FOR YOUR
INFORMATION

--------------------------------------------------------------------------------

                                                                      HOW TO
                                                                      CONTACT US

On the Internet                     www.jhfunds.com
By regular mail                     John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

By express mail                     John Hancock Signature Services, Inc.
                                    Attn:  Mutual Fund Image Operations
                                    529 Main Street
                                    Charlestown, MA 02129

Customer service representatives    1-800-225-5291

24-hour automated information       1-800-338-8080

TDD line                            1-800-544-6713

--------------------------------------------------------------------------------

[LOGO]      John Hancock
          ------------------
          JOHN HANCOCK FUNDS

          1-800-225-5291
          1-800-544-6713 (TDD)
          1-800-338-8080 EASI-Line

          www.jhfunds.com

This report is for the information of the shareholders of the John Hancock Cash Reserve, Inc.

                                                                     420SA  6/01
                                                                            8/01